[FINANCIAL INVESTORS TRUST LOGO]

ANNUAL REPORT
APRIL 30, 2002


INVESTMENT ADVISER
GE Asset Management Incorporated
3003 Summer Street
P.O.Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

DISTRIBUTOR
ALPS Distributors, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, CO 80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.298.3442 or visit
WWW.FITFUNDS.COM


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE,IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[GE ASSET MANAGEMENT LOGO]
WE BRING GOOD THINGS TO LIFE

INDEPENDENT AUDITORS' REPORT


[DELOITTE & TOUCHE LLP LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST:

We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of Financial Investors Trust, including the statements of investments, as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of Financial Investors Trust as of April 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
June 3, 2002

DELOITTE & TOUCHE
TEHMATSU
INTERNATIONAL

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002


FACE VALUE                                                                                      VALUE*
----------                                                                                      ------
                      U.S. TREASURY OBLIGATIONS  38.63%
------------------------------------------------------------------------------------------------------------------------------
                         U.S. Treasury Notes:
   $10,000,000              6.38%, 8/15/02                                                 $10,137,323
     4,000,000              4.63%, 2/28/03                                                   4,064,555

                         U.S. Treasury Bills:
     7,000,000              1.71%, 5/2/02                                                    6,999,666
    13,000,000              1.74%, 7/25/02                                                  12,946,494
                                                                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $34,148,038)                                                                     34,148,038
                                                                                           -----------

                      REPURCHASE AGREEMENTS COLLATERALIZED
                      BY U.S. GOVERNMENT OBLIGATIONS  61.31%                                                  COLLATERAL VALUE
------------------------------------------------------------------------------------------------------------------------------
                      Repurchase agreement with ABN Amro Inc., 1.87%, dated
                      4/30/02 and maturing 5/1/02, collateralized by U.S.
                      Treasury Note, 6.25% due 8/31/02 with a repurchase
                      amount of $3,800,197                                                   3,800,000            $ 3,876,138

                      Repurchase agreement with Banc One Capital, 1.86%, dated
                      4/30/02 and maturing 5/1/02, collateralized by U.S.
                      Treasury Note, 3.00% due 2/29/04 with a repurchase
                      amount of $3,800,196                                                   3,800,000              3,878,191

                      Repurchase agreement with CS First Boston Corp., 1.85%,
                      dated 4/30/02 and maturing 5/1/02, collateralized by U.S.
                      Treasury Inflation Index Bond, 3.63 - 3.38% due 4/15/28 -
                      4/15/32 with a repurchase amount of $3,800,195                         3,800,000              3,876,005

                      Repurchase agreement with Deutsche Bank Securities, Inc.,
                      1.87%,dated 4/30/02 and maturing 5/1/02, collateralized by
                      U.S. Treasury Strip, due 5/15/15 with a repurchase amount
                      of $3,800,197                                                          3,800,000              3,876,000

                      Repurchase agreement with Dresdner Kleinwort Benson,
                      1.85%, dated 4/30/02 and maturing 5/1/02, collateralized
                      by Federal Home Loan Bank Bond, 3.38% due 11/15/04
                      with a repurchase amount of $3,800,195                                 3,800,000              3,879,913

                      Repurchase agreement with J.P. Morgan Chase & Co.,
                      1.86%, dated 4/30/02 and maturing 5/1/02, collateralized
                      by U.S. Treasury Inflation Index Note, 3.63% due 1/15/08
                      with a repurchase amount of $3,800,196                                 3,800,000              3,877,982

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002 (CONTINUED)

                                                                                                VALUE*        COLLATERAL VALUE
                                                                                           -----------------------------------
                      REPURCHASE AGREEMENTS COLLATERALIZED
                      BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                      Repurchase agreement with Morgan Stanley Dean Witter
                      Securities Services, Inc., 1.85%, dated 4/30/02 and maturing
                      5/1/02, collateralized by U.S. Treasury Note, 4.25% due
                      11/15/03  with a repurchase amount of $3,800,195                     $ 3,800,000            $ 4,057,053

                      Repurchase agreement with Nesbitt Burns, 1.85%, dated
                      4/30/02 and maturing 5/1/02, collateralized by Federal
                      National Mortgage Association, 5.00% due 2/14/03 and U.S.
                      Treasury Bond, 5.25% due 2/15/29 with a
                      repurchase amount of $3,800,195                                        3,800,000              3,876,555

                      Repurchase agreement with SG Cowen, 1.86%, dated 4/30/02
                      and maturing 5/1/02, collateralized by U.S. Treasury
                      Bonds, 6.25 - 12.38% due 5/15/04 - 5/15/30
                      with a repurchase amount of $3,800,196                                 3,800,000              3,884,045

                      Repurchase agreement with State Street Bank Corp.**, 1.83%, dated 4/30/02 and maturing 5/1/02, collateralized by U.S.
                      Treasury Note, 5.75% due 4/30/03 with a repurchase
                      amount of $12,397,630                                                 12,397,000             12,712,899

                      Repurchase agreement with Warburg Dillon Reed, 1.87%,
                      dated 4/30/02 and maturing 5/1/02, collateralized by U.S.
                      Treasury Bill, due 5/2/02 with a repurchase amount
                      of $3,800,197                                                          3,800,000              3,879,457

                      Repurchase agreement with Wheat First Securities, 1.86%,
                      dated 4/30/02 and maturing 5/1/02, collateralized by U.S.
                      Treasury Bill, due 5/16/02 with a repurchase amount
                      of $3,800,196                                                          3,800,000              3,876,904
                                                                                           ----------------------------------


TOTAL REPURCHASE AGREEMENTS                                                                 54,197,000             55,551,142
    (Cost $54,197,000)                                                                     ----------------------------------

TOTAL INVESTMENTS                                    99.94%                                $88,345,038
     (Cost $88,345,038)

Other Assets in Excess of Liabilities                 0.06%                                     50,203
                                                 -----------------------------------------------------

NET ASSETS                                          100.00%                                $88,395,241
                                                 =====================================================

* See note 1 to financial statements.
** Related Party

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002


FACE VALUE                                                                                      VALUE*
------------                                                                               -----------
                      U.S. TREASURY OBLIGATIONS  4.72%
------------------------------------------------------------------------------------------------------
                         U.S. Treasury Note:
 $1,000,000                4.63%, 2/28/03                                                 $  1,016,139

                         U.S. Treasury Bill:
 21,000,000                1.71%, 5/2/02                                                    20,998,998
                                                                                          ------------

TOTAL U.S. TREASURY OBLIGATION                                                              22,015,137
     (Cost $22,015,137)                                                                   ------------

                         U.S. GOVERNMENT AGENCY OBLIGATIONS  39.32%
------------------------------------------------------------------------------------------------------
                         Federal Home Loan Bank - DN
   41,300,000               1.82%, 6/12/02                                                  41,212,093

                         Federal Home Loan Mortgage Corp. - DN
   20,000,000               1.64%, 7/18/02                                                  19,928,812
   20,000,000               1.72%, 8/21/02                                                  19,892,591
   19,979,000               2.10%, 1/2/03                                                   19,691,114

                         Federal National Mortgage Association - DN
   21,000,000               1.74%, 7/24/02                                                  20,914,580
   25,580,000               1.98%, 8/26/02                                                  25,414,957
   16,000,000               1.93%, 9/4/02                                                   15,891,606
   13,710,000               2.01%, 10/9/02                                                  13,586,962
    7,000,000               2.25%, 2/7/03                                                    6,876,229
                                                                                          ------------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                   183,408,944
     (Cost $183,408,944)                                                                  ------------

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002 (CONTINUED)

                                                                                               VALUE*        COLLATERAL VALUE
                                                                                          -----------------------------------
                  REPURCHASE AGREEMENTS COLLATERALIZED
                  BY U.S. GOVERNMENT OBLIGATIONS  56.11%
-----------------------------------------------------------------------------------------------------------------------------
                  Repurchase agreement with ABN Amro Inc., 1.90%, dated
                  4/30/02 and maturing 5/1/02, collateralized by Federal Home
                  Loan Mortgage Corp., 3.88% due 2/15/05 with a
                  repurchase amount of $20,001,056                                         $20,000,000            $20,400,355

                  Repurchase agreement with Banc One Capital, 1.91%, dated
                  4/30/02 and maturing 5/1/02, collateralized by Federal Home
                  LoanMortgage Corp. DN, due 6/18/02, Federal Home Loan Mortgage
                  Corp. CMO, due 8/15/28, Federal National Mortgage Association
                  CMO, 5.75% due 1/25/13, and Federal National Mortgage
                  Assocation CMOs, 3.17% - 6.98%*** due 11/25/21 -
                  11/25/24 with a repurchase amount of $20,001,220                          23,000,000             23,487,280

                  Repurchase agreement with CS First Boston Corp., 1.89%,
                  dated 4/30/02 and maturing 5/1/02, collateralized by U.S.
                  Treasury Note, 5.63% due 12/31/02 with a repurchase
                  amount of $23,001,208                                                     23,000,000             23,460,893

                  Repurchase agreement with Deutsche Bank Securities, Inc.,
                  1.92%,dated 4/30/02 and maturing 5/1/02, collateralized by
                  U.S. Treasury Bill, due 10/24/02 with a repurchase amount
                  of $23,001,227                                                            23,000,000             23,460,064

                  Repurchase agreement with Dresdner Kleinwort Benson, 1.90%, dated 4/30/02 and maturing 5/1/02, collateralized by Federal
                  Home Loan Bank Bonds, 3.38% - 7.63%, due 11/15/04 - 5/15/07
                  and Federal National Mortage Associations, 4.00% - 5.00%, due
                  8/15/03 - 3/12/07, with a repurchase amount of $23,001,214                23,000,000             23,464,508

                  Repurchase agreement with J.P. Morgan Chase & Co.,
                  1.92%, dated 4/30/02 and maturing 5/1/02, collateralized
                  by U.S. Treasury Inflation Index Note, 3.88% due 1/15/09
                  with a repurchase amount of $23,001,227                                   23,000,000             23,465,017

                  Repurchase agreement with Morgan Stanley Dean Witter
                  Securities Services, Inc., 1.90%, dated 4/30/02 and maturing
                  5/1/02, collateralized by Student Loan Marketing Association
                  DN, due 1/27/03 with a repurchase amount of $23,001,214                   23,000,000             23,616,000

                  Repurchase agreement with Nesbitt Burns, 1.90%, dated 4/30/02 and maturing 5/1/02, collateralized by U.S. Treasury Bond,
                  5.25% due 2/15/29 and U.S. Treasury Inflation Index Bond,
                  3.88% due 4/15/29 with a repurchase amount of $23,001,214                 23,000,000             23,460,222

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002 (CONTINUED)

                                                                                             VALUE*          COLLATERAL VALUE
                                                                                        -------------------------------------
                  REPURCHASE AGREEMENTS COLLATERALIZED BY
                  U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                      Repurchase agreement with SG Cowen, 1.91%, dated 4/30/02
                      and maturing 5/1/02, collateralized by Federal Home Loan
                      Bank Bond, 5.25% due 8/15/06 with a repurchase amount of
                      $23,001,220                                                          $23,000,000            $23,483,721

                      Repurchase agreement with State Street Bank Corp.**, 1.83%, dated 4/30/02 and maturing 5/1/02, collateralized by U.S.
                      Treasury Note, 5.75% due 4/30/03 with a repurchase
                      amount of $11,773,598                                                 11,773,000             12,008,818

                      Repurchase agreement with Warburg Dillon Reed, 1.92%,
                      dated 4/30/02 and maturing 5/1/02, collateralized by
                      Federal Agricultural Mortgage Corp. DN, due 7/30/02
                      with a repurchase amount of $23,001,227                               23,000,000             23,461,578

                      Repurchase agreement with Wheat First Securities, 1.93%,
                      dated 4/30/02 and maturing 5/1/02, collateralized by
                      Federal Home Loan Mortgage Corp., 7.25% due 12/18/26
                      with a repurchase amount of $23,001,233                               23,000,000             23,480,414
                                                                                        -------------------------------------


TOTAL REPURCHASE AGREEMENTS                                                                261,773,000            267,248,870
    (Cost $261,773,000)                                                                 -------------------------------------

TOTAL INVESTMENTS                                             100.15%                     $467,197,081
     (Cost $467,197,081)

Liabilities in Excess of Other Assets                          -0.15%                         (714,956)
                                                            --------------------------------------------

NET ASSETS                                                    100.00%                     $466,482,125
                                                            ============================================


*    See Note 1 to financial statements.
**   Related Party
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2002.
CMO - Collateralized Mortgage Obligation
DN - Discount Note

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002

FACE VALUE                                                                                                   VALUE*
--------------                                                                                           -------------

                      U.S. GOVERNMENT AGENCY OBLIGATIONS 27.04%
----------------------------------------------------------------------------------------------------------------------
                         Federal Home Loan Mortage Corp. - DN
   $ 5,470,000                2.10%, 1/2/03                                                                 $5,391,180
     7,000,000                1.80%, 5/23/02                                                                 6,992,251
     5,790,000                1.94%, 9/20/02                                                                 5,745,520
     6,000,000                2.12%, 11/7/02                                                                 5,932,853

                         Federal National Mortgage Association - DN
     2,480,000                3.32%, 5/3/02                                                                  2,479,534
     3,000,000                1.82%, 5/30/02                                                                 2,995,574
     7,610,000                1.98%, 8/26/02                                                                 7,560,900
     1,000,000                1.93%, 9/4/02                                                                    993,225
                                                                                                         -------------


 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                   38,091,037
      (Cost $38,091,037)                                                                                 -------------
DUE DATE              DISCOUNT RATE OR COUPON RATE                               PRINCIPAL AMOUNT
--------              ----------------------------                               ----------------

                         CERTIFICATES OF DEPOSIT 13.61%
----------------------------------------------------------------------------------------------------------------------
Bank of Montreal
5/1/02                  1.78%                                                     $6,560,000                 6,560,000

Bayer Hypoverinsbk
7/15/02                 1.86%                                                      6,580,000                 6,580,000

Dexia Bank
5/7/02                  1.82%                                                      6,030,000                 6,030,000
                                                                                 -------------------------------------


TOTAL CERTIFICATES OF DEPOSIT                                                                               19,170,000
     (Cost $19,170,000)                                                                                    -----------

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002 (CONTINUED)


DUE DATE              DISCOUNT RATE OR COUPON RATE                             PRINCIPAL AMOUNT              VALUE*
--------              ----------------------------                             ----------------              ------

                      COMMERCIAL PAPER  46.73%
----------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia
6/6/02                  1.82%                                                    $ 6,730,000               $ 6,717,717

Barklays Bank
5/10/02                 1.78%                                                      6,910,000                 6,906,922

Canadian Imperial Bank
5/1/02                  1.79%                                                      6,990,000                 6,990,000

Citigroup
5/6/02                  1.82%                                                      6,100,000                 6,098,456

Deutsche Bank
7/22/02                 1.82%                                                      6,120,000                 6,120,000

Dresdner Kleinwort
5/17/02                 1.78%                                                      6,400,000                 6,400,000

Halifax Building
5/3/02                  1.79%                                                      6,800,000                 6,799,322

J.P. Morgan
5/30/02                 1.80%                                                      6,400,000                 6,390,690

Royal Bank CDA
5/31/02                 1.81%                                                      6,660,000                 6,649,951

UBS AG
6/21/02                 1.91%                                                      6,770,000                 6,751,641
                                                                                 -------------------------------------


TOTAL COMMERCIAL PAPER
     (Cost $65,824,699)                                                                                     65,824,699
                                                                                                           -----------

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002 (CONTINUED)


DUE DATE            DISCOUNT RATE OR COUPON RATE                            PRINCIPAL AMOUNT        VALUE*        COLLATERAL VALUE
--------            ----------------------------                            ----------------        ------        ----------------

                    REPURCHASE AGREEMENTS COLLATERALIZED
                    BY U.S. GOVERNMENT OBLIGATIONS   7.81%
----------------------------------------------------------------------------------------------------------------------------------
                    Repurchase agreement with Wheat First Securities, 1.93%,
                    dated 4/30/02 and maturing 5/1/02, collateralized by Federal
                    Home Loan Mortgage Corp. DN, due 5/31/02 with a repurchase
                    amount of $11,000,590                                                       $11,000,000            $11,220,739
                                                                                             -------------------------------------

TOTAL REPURCHASE AGREEMENTS                                                                      11,000,000
                                                                                             ------------------
     (Cost $11,000,000)

                    TIME DEPOSITS 4.94%
----------------------------------------------------------------------------------------------------------------------------------
Societe Generale Bank
7/10/02                 1.85%                                                    $ 6,990,000      6,964,821
                                                                                -------------------------------


TOTAL TIME DEPOSITS                                                                               6,964,821
                                                                                             ------------------
     (Cost $6,964,821)


TOTAL INVESTMENTS                                                                    100.13%   $141,050,557
     (Cost $141,050,557)

 Liabilities in Excess of Other Assets                                                -0.13%      (187,664)
                                                                                -------------------------------

 NET ASSETS                                                                          100.00%   $140,862,893
                                                                                ===============================

 *See note 1 to financial statements.

 DN Discount Note

FINANCIAL INVESTORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002

                                                             U.S. TREASURY            U.S. GOVERNMENT                PRIME
                                                             MONEY MARKET              MONEY MARKET              MONEY MARKET
                                                                 FUND                      FUND                      FUND
                                                          ---------------------------------------------------------------------
ASSETS
Investments, at amortized cost
   (which approximates market value)(1)
    - see accompanying statement of investments               $88,345,038              $467,197,081             $141,050,557
Interest receivable                                               166,036                    21,649                   57,832
Prepaid and other assets                                            3,322                     7,920                   19,168
-------------------------------------------------------------------------------------------------------------------------------

     Total Assets                                              88,514,396               467,226,650              141,127,557
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                  98,215                   661,800                  240,096
Accrued investment advisory fee                                     3,461                    16,311                    5,234
Accrued administration fee                                         16,885                    59,405                   17,732
Accrued SEC registration fee                                            -                     1,954                        -
Other payables                                                        594                     5,055                    1,602
-------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                            119,155                   744,525                  264,664
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                    $88,395,241              $466,482,125             $140,862,893
===============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                               $88,408,610              $466,574,566             $140,852,943
Undistributed net investment income                                 4,352                        15                        -
Accumulated net realized gain/(loss)                              (17,721)                  (92,456)                   9,950
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                    $88,395,241              $466,482,125             $140,862,893 (2)
===============================================================================================================================

Shares of beneficial interest outstanding (3)                  88,422,140               466,423,277              140,852,943 (2)
===============================================================================================================================

Net asset value and redemption value per share                      $1.00                     $1.00                    $1.00
===============================================================================================================================


(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, and Prime Money Market Funds in the amounts of $54,197,000, $261,773,000, and $11,000,000, respectively.

(2)  Prime Money Market Fund             NET ASSETS       SHARES OUTSTANDING
                                       -------------      ------------------
           Class I                     $ 138,272,372         138,262,407
           Class II                    $   2,590,521           2,590,536

(3) On April 30, 2002, there was an unlimited number of no par value shares of beneficial interest authorized.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2002

                                                             U.S. TREASURY            U.S. GOVERNMENT                PRIME
                                                             MONEY MARKET              MONEY MARKET              MONEY MARKET
                                                                 FUND                      FUND                      FUND
                                                          ----------------------------------------------------------------------
INVESTMENT INCOME                                              $2,712,602               $13,319,998               $4,558,784
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fee (Note 2)                                   47,745                   180,749                   61,952
Administration services (Note 2)                                  600,000                   715,019                  360,000
Insurance                                                           1,456                     4,981                    2,252
SEC Registration                                                        -                     9,783                        -
State Registration                                                  1,635                         -                        -
  Class I                                                               -                         -                    1,336
Distribution - Class II                                                 -                         -                      348
Board of Trustees                                                     651                     3,458                    1,333
Other                                                               3,593                     9,074                    4,915
--------------------------------------------------------------------------------------------------------------------------------

Total Expenses                                                    655,080                   923,064                  432,136
--------------------------------------------------------------------------------------------------------------------------------

Expenses waived by administrator                                 (340,215)                  (29,274)               (122,058)
--------------------------------------------------------------------------------------------------------------------------------

Net Expenses                                                      314,865                   893,790                  310,078
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                           2,397,737                12,426,208                4,248,706
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS                                      738                         -                   16,112
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                $2,398,475               $12,426,208               $4,264,818
=================================================================================================================================


See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS


                                                             U.S. TREASURY                           U.S. GOVERNMENT
                                                             MONEY MARKET                             MONEY MARKET
                                                                 FUND                                     FUND
                                                 -------------------------------------------------------------------------------
                                                      FOR THE              FOR THE            FOR THE               FORTHE
                                                     YEAR ENDED          YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                   APRIL 30, 2002      APRIL 30, 2001      APRIL 30, 2002       APRIL 30, 2001
                                                 -------------------------------------------------------------------------------
OPERATIONS
Net investment income                               $2,397,737            $4,693,813           $12,426,208         $18,451,786
Net realized gain on investments                           738                     -                     -              73,155
--------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                                   2,398,475             4,693,813            12,426,208          18,524,941
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
   investment income                                (2,397,737)           (4,693,813)          (12,426,193)        (18,451,786)
--------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                                        365,919,974           150,281,553         1,579,906,523       1,285,806,290
Dividends reinvested                                 2,506,590             4,633,170            11,847,730          16,802,091
Shares redeemed                                   (354,621,692)         (159,268,358)       (1,469,127,820)     (1,181,978,271)
--------------------------------------------------------------------------------------------------------------------------------

Change in net assets derived from
   beneficial interest transactions                 13,804,872            (4,353,635)          122,626,433         120,630,110
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE/(DECREASE)
   IN NET ASSETS                                    13,805,610            (4,353,635)          122,626,448         120,703,265

NET ASSETS:
Beginning of period                                 74,589,631            78,943,266           343,855,677         223,152,412
--------------------------------------------------------------------------------------------------------------------------------

End of period*                                     $88,395,241           $74,589,631          $466,482,125        $343,855,677
================================================================================================================================
* Includes undistributed net
  investment incomeof:                             $4,352                                     $15

(1)  At net asset value of $1.00 per share.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  PRIME MONEY MARKET FUND
                                                                 ----------------------------------------------------
                                                                       FOR THE                          FOR THE
                                                                      YEAR ENDED                       YEAR ENDED
                                                                    APRIL 30, 2002                   APRIL 30, 2001
                                                                 ----------------------------------------------------
OPERATIONS
Net investment income                                                 $4,248,706                         $7,805,978
Net realized gain on investments                                          16,112                                523
---------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                                                     4,264,818                          7,806,501
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net investment income
  Class I                                                             (4,246,260)                        (7,794,591)
  Class II                                                                (2,446)                           (11,387)
---------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from distributions                         (4,248,706)                        (7,805,978)
---------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                                    573,229,827                        431,355,138
      Dividends reinvested                                               642,652                          1,535,322
      Shares redeemed                                               (555,999,597)                      (452,512,206)
  Class II
      Shares sold                                                      4,029,900                          2,895,000
      Dividends reinvested                                                 2,221                             11,509
      Shares redeemed                                                 (1,480,265)                        (2,900,000)
---------------------------------------------------------------------------------------------------------------------

Change in net assets derived from
  beneficial interest transactions                                    20,424,738                       (19,615,237)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS                                 20,440,850                        (19,614,714)

NET ASSETS:
Beginning of period                                                  120,422,043                        140,036,757
---------------------------------------------------------------------------------------------------------------------

End of period                                                       $140,862,893                       $120,422,043
=====================================================================================================================

(1)  At net asset value of $1.00 per share.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                             FOR THE YEAR ENDED APRIL 30,
                                                             2002              2001         2000         1999        1998
                                                          -------------------------------------------------------------------
Net asset value - beginning of period                        $1.00             $1.00         $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATION
Net investment income                                         0.03              0.06          0.05        0.05        0.05
-----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                         (0.03)            (0.06)        (0.05)      (0.05)      (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                              $1.00             $1.00         $1.00       $1.00       $1.00
=============================================================================================================================
Total return                                                  2.53%             5.92%         5.01%       4.90%       5.30%
=============================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                             $88,395           $74,590       $78,943     $90,862    $138,169
=============================================================================================================================

Ratio of expenses to average net assets                       0.33%             0.33%         0.33%       0.33%       0.33%
=============================================================================================================================
Ratio of net investment income to
  average net assets                                          2.51%             5.82%         4.85%       4.83%       5.18%
=============================================================================================================================
Ratio of expenses to average net assets
  without fee waivers                                         0.69%             0.80%         0.72%       0.57%       0.55%
=============================================================================================================================
Ratio of net investment income to
  average net assets without fee waivers                      2.15%             5.34%         4.46%       4.59%       4.96%
=============================================================================================================================

See notes to financial statements.

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:


                                                                               FOR THE YEAR ENDED APRIL 30,
                                                             2002          2001           2000           1999        1998
                                                          ------------------------------------------------------------------
Net asset value - beginning of period                        $1.00         $1.00          $1.00           $1.00      $1.00
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         0.03          0.06           0.05            0.05       0.05
----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                         (0.03)        (0.06)         (0.05)          (0.05)     (0.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                              $1.00         $1.00          $1.00           $1.00      $1.00
============================================================================================================================
Total return                                                  2.87%         6.14%          5.27%           5.16%      5.48%
=============================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                            $466,482      $343,856       $223,152        $352,333   $150,222
============================================================================================================================
Ratio of expenses to average net assets                       0.20%         0.20%          0.20%           0.20%      0.20%
============================================================================================================================
Ratio of net investment income to
  average net assets                                          2.78%         5.96%          5.12%           5.01%      5.35%
============================================================================================================================
Ratio of expenses to average net assets
  without fee waivers                                         0.21%         0.21%          0.22%           0.24%      0.31%
============================================================================================================================
Ratio of net investment income to
  average net assets without fee waivers                      2.77%         5.95%          5.10%           4.96%      5.24%
============================================================================================================================

See notes to financial statements.

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:


                                                                             FOR THE YEAR                     FOR THE PERIOD
                                                                            ENDED APRIL 30,                DECEMBER 10, 1998 TO
                                                              2002              2001             2000        APRIL 30, 1999(1)
                                                           --------------------------------------------------------------------
Net asset value - beginning of period                         $1.00             $1.00            $1.00             $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.03              0.06             0.05              0.02
-------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                          (0.03)            (0.06)           (0.05)            (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $1.00             $1.00            $1.00             $1.00
===============================================================================================================================
Total return                                                   2.88%             6.23%            5.43%             4.82%(2)
=============================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                             $138,272          $120,383         $140,005          $167,257
===============================================================================================================================
Ratio of expenses to average net assets                        0.20%             0.20%            0.20%             0.20%(2)
===============================================================================================================================
Ratio of net investment income to
  average net assets                                           2.74%             6.06%            5.37%             4.71%(2)
===============================================================================================================================
Ratio of expenses to average net assets
  without fee waivers                                          0.28%             0.33%            0.28%             0.66%(2)
===============================================================================================================================
Ratio of net investment income to
  average net assets without fee waivers                       2.66%             5.93%            5.28%             4.25%(2)
===============================================================================================================================

(1) Class I commenced operations on December 10, 1998.

(2) Annualized

See notes to financial statements.

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND - CLASS II
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                             FOR THE YEAR                    FOR THE PERIOD
                                                                           ENDED APRIL 30,                DECEMBER 23, 1998 TO
                                                              2002               2001            2000        APRIL 30, 1999(1)
                                                         ------------------------------------------------------------------------
Net asset value - beginning of period                         $1.00             $1.00            $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.03              0.06             0.05              0.02
---------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                          (0.03)            (0.06)           (0.05)            (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $1.00             $1.00            $1.00             $1.00
=================================================================================================================================
Total return                                                   2.62%             5.97%            5.17%             4.55%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                               $2,591               $39              $32                $2
=================================================================================================================================
Ratio of expenses to average net assets                        0.51%             0.45%            0.45%             0.45%(2)
=================================================================================================================================
Ratio of net investment income to
  average net assets                                           2.17%             5.88%            5.11%             4.53%(2)
=================================================================================================================================
Ratio of expenses to average net assets
  without fee waivers                                          0.60%             0.58%            0.57%             1.24%(2)
=================================================================================================================================
Ratio of net investment income to
  average net assets without fee waivers                       2.08%             5.75%            4.99%             3.74%(2)
=================================================================================================================================

(1) Class II commenced operations on December 23, 1998.

(2) Annualized

See notes to financial statements.

FINANCIAL INVESTORS TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES


      Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

      The Prime Money Market Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

      REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

      At April 30, 2002, the U.S. Treasury Money Market, U.S. Government Money Market and Prime Money Market Funds had available for federal income taxpurposes unused capital loss carryovers of $17,721, $92,457, and $0 respectively, expiring between 2003 and 2010.

      CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

      The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended April 30, 2002, amounts have been reclassified on the U.S. Treasury Money Market Fund to reflect a decrease in accumulated net realized loss on investments of$9,178. In addition, amounts have been reclassified to reflect a decrease in paid in capital of $13,530 and an increase of $4,352 to undistributed net investment income. Net assets of the U.S. Treasury Money Market Fund were unaffected by the classifications.

      EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

      OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

FINANCIAL INVESTORS TRUST

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

           The Trust has entered into Investment Advisory Agreements with GE Asset Management Incorporated ("GEAM"). Pursuant to these advisory agreements, GEAM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                      U.S. TREASURY                    U.S. GOVERNMENT                          PRIME
AVERAGE NET ASSETS                  MONEY MARKET FUND                 MONEY MARKET FUND                   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
First $500 million                        0.05%                             0.04%                               0.04%
Next $500 million                        0.075%                             0.06%                               0.06%
Next $500 million                         0.10%                             0.08%                               0.08%
In excess of $1.5 billion                 0.15%                             0.08%                               0.08%

           ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                      U.S. TREASURY                    U.S. GOVERNMENT                          PRIME
AVERAGE NET ASSETS                 MONEY MARKET FUND*                MONEY MARKET FUND*                  MONEY MARKET FUND*
---------------------------------------------------------------------------------------------------------------------------
First $500 million                        0.26%                             0.16%                               0.16%
Next $500 million                         0.24%                             0.14%                               0.14%
In excess of $1 billion                   0.22%                             0.12%                               0.12%

* Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

           ALPS has contractually agreed to waive a portion of its fees so that the total annual expenses of each Fund will not exceed the expense limitations adopted by ALPS until at least April 30, 2002. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

           Administration services include: fundaccounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings, audit, and printing.

           The Trustees have adopted a Distribution Plan on behalf of Class II of the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc. at the annual rate of .40% of the average net assets of Class II. Prior to April 1, 2002, the Prime Money Market Fund Class II shares charged a .25% distrubtion (12b-1) fee.

           Shareholders holding more than 10% of the Funds' outstanding shares as of April 30, 2002, constituted 12.6 percent of the U.S. Treasury Money Market Fund, 25.3 percent of the U.S. Government Money Market Fund and
83.3 percent of the Prime Money Market Fund.

3.  TRUSTEES (UNAUDITED)

           The Funds are three of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

FINANCIAL INVESTORS TRUST

INTERESTED TRUSTEES

                                                 TERM OF OFFICE, LENGTH
                                                 OF TIME SERVED AND
                             POSITION(S) HELD    NUMBER OF PORTFOLIOS          PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE          WITH FUNDS          OVERSEEN                      YEARS** AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander*         Trustee, Chairman   W. Robert Alexander was       Mr. Alexander is the Chief Executive Officer of
(74)                         and President       elected by the initial        ALPS Mutual Funds Services, Inc., and ALPS
                                                 shareholder in December       Distributors, Inc., which provide
370 17th Street                                  1993 and oversees 7           administration and distribution services,
Suite 3100                                       portfolios in fund            respectively, for proprietary mutual fund
Denver, CO 80202                                 complex.                      complexes. Mr. Alexander was Vice Chairman of
                                                                               First Interstate Bank of Denver, responsible
                                                                               for Trust, Private Banking, Retail Banking,
                                                                               Cash Management Services and Marketing. Mr.
                                                                               Alexander is currently a member of the Board of
                                                                               Trustees of the Hunter and Hughes Trusts.
                                                                               Because of his affiliation with ALPS Mutual
                                                                               Funds Services and ALPS Distributors, Mr.
                                                                               Alexander is considered an "interested" Trustee
                                                                               of the Trust.

Martin J. Maddaloni*         Trustee             Martin J. Maddaloni was       Mr. Maddaloni is General President of the
(62)                                             appointed as a trustee at     United Association of Journeymen and
                                                 the December 14, 1999,        Apprentices of the Plumbing and Pipe Fitting
370 17th Street                                  meeting of the Board of       Industry of the United States and Canada
Suite 3100                                       Trustees and oversees 7       (United Association). Mr. Maddaloni is also
Denver, CO 80202                                 portfolios in fund            Chairman of the United Association's National
                                                 complex.                      Pension Fund, Treasurer for the National
                                                                               Coordinating Committee for Multiemployer Plans
                                                                               Board of Directors, and he serves as a Member
                                                                               on the Labor Advisory Board for the American
                                                                               Income Life Insurance Company (AIL), and a
                                                                               Director of Union Labor Life Insurance Company
                                                                               (ULLICO). He has served the United Association
                                                                               in various positions including International
                                                                               Vice President (District 2), Special
                                                                               Representative, and International
                                                                               Representative. He is deeply involved in
                                                                               charity work for the Special Olympics,
                                                                               Diabetes/Dad's Day, and the Miami Project to
                                                                               Cure Paralysis. Because of his affiliation with
                                                                               the United Association, Mr. Maddaloni is
                                                                               considered an "interested" trustee of the
                                                                               Trust.


FINANCIAL INVESTORS TRUST

INDEPENDENT TRUSTEES


                                                 TERM OF OFFICE, LENGTH
                                                 OF TIME SERVED AND
                             POSITION(S) HELD    NUMBER OF PORTFOLIOS          PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE          WITH FUNDS          OVERSEEN                      YEARS** AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine (61)         Trustee             Mary K. Anstine was           President/Chief Executive Officer, HealthONE
                                                 elected at a special          Alliance, Denver, Colorado; Former Executive
370 17th Street                                  meeting of shareholders       Vice President, First Interstate Bank of
Suite 3100                                       held on March 21, 1997        Denver. Ms. Anstine is currently a Director of
Denver, CO 80202                                 and oversees 7                the Trust of Colorado, Trustee of the Denver
                                                 portfolios in fund            Area Council of the Boy Scouts of America, a
                                                 complex.                      Director of the Junior Achievement Board and
                                                                               the Colorado Uplift Board, and a member of the
                                                                               Advisory Boards for the Girl Scouts Mile Hi
                                                                               Council and the Hospice of Metro Denver.
                                                                               Formerly, Ms. Anstine served as a Director of
                                                                               ALPS Distributors, Inc., from October 1995 to
                                                                               December 1996; Director of HealthONE; a member
                                                                               of the American Bankers Association Trust
                                                                               Executive Committee; and Director of the Center
                                                                               for Dispute Resolution.

Edwin B. Crowder (70)        Trustee             Edwin B. Crowder was          Mr. Crowder currently operates a marketing
                                                 elected at a special          concern with operations in the U. S. and Latin
370 17th Street                                  meeting of shareholders       America. He has previously engaged in business
Suite3100                                        held on March 21, 1997        pursuits in the restaurant, oil and gas
Denver, CO 80202                                 andoversees 7 portfolios      drilling, and real estate development
                                                 in fund complex.              industries. Mr. Crowder is a former Director of
                                                                               Athletics and Head Football Coach at the
                                                                               University of Colorado.

Robert E. Lee (66)           Trustee             Robert E. Lee was             Mr. Lee has been a Director of Storage
                                                 appointed as a Trustee at     Technology Corporation since 1989 and of
370 17th Street                                  the December 15, 1998,        Equitable of Iowa since 1981. Mr. Lee was the
Suite3100                                        meeting of the Board of       Executive Director of The Denver Foundation
Denver, CO 80202                                 Trustees and oversees 7       from 1989 to 1996, and is currently the
                                                 portfolios in fund            Executive Director of Emeritus. Mr. Lee is also
                                                 complex.                      a Director of Meredith Capital Corporation and
                                                                               Source Capital Corporation.

FINANCIAL INVESTORS TRUST  INDEPENDENT TRUSTEES


                                                 TERM OF OFFICE, LENGTH
                                                 OF TIME SERVED AND
                             POSITION(S) HELD    NUMBER OF PORTFOLIOS          PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE          WITH FUNDS          OVERSEEN                      YEARS** AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

John R. Moran, Jr.           Trustee             John R. Moran was elected     Mr. Moran is President of The Colorado Trust, a
(71)                                             at a special meeting of       private foundation serving the health and
                                                 shareholders held on          hospital community in the State of Colorado. An
370 17th Street                                  March 21, 1997 and            attorney, Mr. Moran was formerly a partner with
Suite 3100                                       oversees 7 portfolios in      the firm of Kutak Rock & Campbell in Denver,
Denver, CO 80202                                 fund complex.                 Colorado and a member of the Colorado House of
                                                                               Representatives. Currently, Mr. Moran is a
                                                                               member of the Board of Directors and Treasurer
                                                                               of Grantmakers in Health; a Director of the
                                                                               Conference of Southwest Foundations; a member
                                                                               of the Treasurer's Office Investment Advisory
                                                                               Committee for the University of Colorado; a
                                                                               Trustee of the Robert J. Kutak Foundation;
                                                                               Director of the Colorado Wildlife Heritage
                                                                               Foundation; and a member of the Alumni Council
                                                                               of the University of Denver College of Law.

*  Trustees deemed "interested persons" of the Trust for purposes of the 1940
   Act.
** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

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